UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	26.55%
Financial	21.43
Consumer, Cyclical	11.78
Industrial	11.65
Communications	7.29
Basic Materials	5.86
Energy	5.17
Utilities	3.76
Technology	2.96
Diversified	0.63
Short Term Investments	2.92
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$ 965.90	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Initial Class
Actual	$1,000.00	$ 965.30	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.52
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.93%
22,290	Air Liquide SA(a)	$ 2,322,219
9,000	Air Water Inc(a)	132,425
15,905	Akzo Nobel NV(a)	988,036
161,468	Alumina Ltd(a)	158,718
92,219	Anglo American PLC(a)	903,833
26,236	Antofagasta PLC(a)(b)	164,020
119,786	ArcelorMittal (a)(c)	546,131
4,316	Arkema SA(a)	329,971
81,000	Asahi Kasei Corp(a)	563,682
59,627	BASF SE(a)(c)	4,572,143
207,485	BHP Billiton Ltd(a)	2,891,564
136,265	BHP Billiton PLC(a)	1,724,524
17,581	Boliden AB(a)	343,605
10,059	Brenntag AG(a)	487,280
4,585	Covestro AG(a)(d)	204,218
8,878	Croda International PLC(a)	372,567
19,600	Daicel Corp(a)	203,097
518	EMS-Chemie Holding AG(a)	267,448
8,392	Evonik Industries AG(a)	250,155
104,728	Fortescue Metals Group Ltd(a)(b)	280,257
14,471	Fresnillo PLC(a)	318,481
4,398	Fuchs Petrolub SE(a)	173,022
593	Givaudan SA(a)	1,194,020
789,406	Glencore PLC(a)	1,627,335
5,700	Hitachi Chemical Co Ltd(a)(c)	106,455
13,100	Hitachi Metals Ltd(a)(b)	133,085
116,355	Incitec Pivot Ltd(a)	261,370
28,808	Israel Chemicals Ltd(a)	112,238
32,800	JFE Holdings Inc(a)	427,883
12,856	Johnson Matthey PLC(a)	482,023
11,000	JSR Corp(a)	145,674
12,183	K+S AG(a)(b)	249,414
16,000	Kaneka Corp(a)	106,756
14,500	Kansai Paint Co Ltd(a)(b)	292,750
214,000	Kobe Steel Ltd(a)	175,881
12,209	Koninklijke DSM NV(a)	704,346
22,600	Kuraray Co Ltd(a)	269,651
6,062	LANXESS AG(a)	265,959
11,983	Linde AG(a)	1,669,678
3,314	Lonza Group AG(a)	550,494
88,600	Mitsubishi Chemical Holdings Corp(a)	406,142
27,000	Mitsubishi Gas Chemical Co Inc(a)	140,857
78,000	Mitsubishi Materials Corp(a)	186,760
51,000	Mitsui Chemicals Inc(a)	187,413
24,724	Mondi PLC(a)	462,565
49,672	Newcrest Mining Ltd(a)(c)	860,909
10,600	Nippon Paint Holdings Co Ltd(a)	262,051
52,774	Nippon Steel & Sumitomo Metal Corp(a)(b)	1,021,685
10,500	Nitto Denko Corp(a)	666,059
88,902	Norsk Hydro ASA(a)	325,455
15,112	Novozymes A/S Class B(a)	725,692
7,847	OCI (a)(b)(c)	106,302
57,000	Oji Holdings Corp(a)	218,823
6,215	Randgold Resources Ltd(a)	697,020
Shares		Fair Value
Basic Materials — (continued)
27,327	Rio Tinto Ltd(a)	$ 945,258
80,283	Rio Tinto PLC(a)	2,493,584
25,500	Shin-Etsu Chemical Co Ltd(a)	1,494,007
4,736	Solvay SA(a)	442,382
349,879	South32 Ltd(a)(c)	410,334
34,540	Stora Enso OYJ Class R(a)	277,775
105,000	Sumitomo Chemical Co Ltd(a)	433,236
33,000	Sumitomo Metal Mining Co Ltd(a)(b)	335,689
8,174	Symrise AG(a)	557,560
6,034	Syngenta AG(a)	2,316,142
8,000	Taiyo Nippon Sanso Corp(a)	73,528
61,000	Teijin Ltd(a)	202,126
23,512	ThyssenKrupp AG(a)	472,602
95,000	Toray Industries Inc(a)	810,625
6,507	Umicore SA(a)	336,116
33,892	UPM-Kymmene OYJ(a)	622,625
7,555	Voestalpine AG(a)	254,267
10,979	Yara International ASA(a)	348,768
		46,066,765
Communications — 7.39%
23,446	Altice SA Class A(a)(b)(c)	350,084
7,458	Altice SA Class B(a)(c)	112,364
63,776	Auto Trader Group PLC(a)(c)(d)	301,361
2,905	Axel Springer SE(a)	152,524
134,649	Bezeq The Israeli Telecommunication Corp Ltd(a)	266,730
546,314	BT Group PLC(a)	3,002,517
14,000	Dentsu Inc(a)	656,262
210,328	Deutsche Telekom AG(a)	3,586,586
9,048	Elisa OYJ(a)	347,655
10,800	Eutelsat Communications SA(a)	203,852
13,800	Hakuhodo DY Holdings Inc(a)	165,404
1,200	Hikari Tsushin Inc(a)	100,528
178,900	HKT Trust & HKT Ltd	257,808
1,689	Iliad SA(a)	340,950
29,209	Inmarsat PLC(a)	314,588
230,603	ITV PLC(a)	552,606
4,510	JCDecaux SA(a)	152,064
8,500	Kakaku.com Inc(a)	168,892
122,300	KDDI Corp(a)	3,719,111
224,996	Koninklijke KPN NV(a)	801,988
7,247	Lagardere SCA(a)	157,638
12,900	M3 Inc(a)(c)	450,210
4,404	Millicom International Cellular SA(a)(b)	270,138
2,600	Mixi Inc(a)	107,498
3,975	NICE-Systems Ltd(a)	252,941
44,900	Nippon Telegraph & Telephone Corp(a)	2,105,582
374,549	Nokia OYJ(a)(c)	2,133,231
92,800	NTT DOCOMO Inc(a)	2,502,681
6,582	Numericable-SFR (a)	164,484
128,973	Orange SA(a)	2,097,175
262,000	PCCW Ltd(a)	176,051
54,097	Pearson PLC(a)	703,340
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Communications — (continued)
14,394	ProSiebenSat.1 Media AG(a)	$ 629,626
9,448	Proximus (a)	300,244
12,465	Publicis Groupe SA(a)	833,942
61,500	Rakuten Inc(a)	667,480
2,746	RTL Group SA(a)	224,264
14,940	SBI Holdings Inc(a)	148,774
5,071	Schibsted ASA Class A(a)	152,008
5,688	Schibsted ASA Class B(a)	162,734
20,580	Seek Ltd(a)	236,251
23,649	SES SA(a)	506,269
102,200	Singapore Press Holdings Ltd(a)(b)(c)	301,161
514,300	Singapore Telecommunications Ltd(a)	1,588,477
67,983	Sky PLC(a)	772,069
62,600	SoftBank Group Corp(a)	3,540,160
111,911	Spark New Zealand Ltd(a)	284,438
41,800	StarHub Ltd(a)	117,947
3,800	Start Today Co Ltd(a)	200,863
1,668	Swisscom AG(a)	828,672
54,222	TDC A/S(a)	265,713
19,729	Tele2 AB Class B(a)	173,208
398,651	Telecom Italia RNC(a)(b)	256,485
635,903	Telecom Italia SpA(a)(c)	522,275
199,235	Telefonaktiebolaget LM Ericsson Class B(a)	1,530,634
48,715	Telefonica Deutschland Holding AG(a)	200,662
290,690	Telefonica SA(a)	2,759,769
3,791	Telenet Group Holding NV(a)(c)	173,350
48,464	Telenor ASA(a)	802,226
167,453	TeliaSonera AB(a)	792,970
278,588	Telstra Corp Ltd(a)	1,164,425
20,469	TPG Telecom Ltd(a)	183,543
7,100	Trend Micro Inc(a)	253,924
8,097	United Internet AG(a)	336,585
75,005	Vivendi SA(a)	1,403,254
26,967	Vocus Communications Ltd(a)(c)	175,378
1,724,012	Vodafone Group PLC(a)	5,255,142
19,799	Wolters Kluwer NV(a)(c)	801,689
84,445	WPP PLC(a)	1,758,828
90,400	Yahoo Japan Corp(a)	400,866
		57,381,148
Consumer, Cyclical — 11.71%
2,100	ABC-Mart Inc(a)(c)	140,935
11,443	Accor SA(a)	438,454
12,257	Adidas AG(a)	1,759,491
41,500	Aeon Co Ltd(a)	644,353
12,000	Aisin Seiki Co Ltd(a)	488,799
69,000	ANA Holdings Inc(a)	196,623
36,471	Aristocrat Leisure Ltd(a)	379,410
10,500	Asics Corp(a)	177,397
13,400	Bandai Namco Holdings Inc(a)	345,807
64,088	Barratt Developments PLC(a)	348,172
21,619	Bayerische Motoren Werke AG(a)	1,573,332
Shares		Fair Value
Consumer, Cyclical — (continued)
8,436	Berkeley Group Holdings PLC(a)	$ 284,753
42,000	Bridgestone Corp(a)	1,349,752
21,271	Bunzl PLC(a)	654,197
28,970	Burberry Group PLC(a)	450,255
12,266	Carnival PLC(a)	543,956
82,000	Cathay Pacific Airways Ltd(a)	120,299
3,623	Christian Dior SE(a)	580,377
33,888	Cie Financiere Richemont SA(a)	1,983,624
11,878	Cie Generale des Etablissements Michelin(a)	1,119,395
26,800	City Developments Ltd(a)(b)	162,860
106,984	Compass Group PLC(a)	2,033,991
7,097	Continental AG(a)	1,342,948
23,402	Crown Resorts Ltd(a)	222,588
11,800	Daihatsu Motor Co Ltd(a)	153,707
62,508	Daimler AG(a)	3,740,391
36,900	Daiwa House Industry Co Ltd(a)	1,083,643
31,600	Denso Corp(a)(b)	1,111,856
14,020	Deutsche Lufthansa AG(a)(b)	164,841
60,232	Dixons Carphone PLC(a)	258,440
3,969	Domino's Pizza Enterprises Ltd(a)	204,235
7,900	Don Quijote Holdings Co Ltd(a)	293,586
2,992	Dufry AG(a)(c)	357,853
10,759	Easy Jet PLC(a)(c)	156,202
15,001	Electrolux AB Class B(a)	409,000
3,400	FamilyMart Co Ltd(a)	207,200
3,400	Fast Retailing Co Ltd(a)	912,834
8,074	Ferrari NV(a)	331,458
56,912	Fiat Chrysler Automobiles NV(a)	350,321
3,924	Flight Centre Travel Group Ltd(a)(b)	93,354
37,900	Fuji Heavy Industries Ltd(a)	1,302,751
147,000	Galaxy Entertainment Group Ltd(a)	439,827
400,500	Genting Singapore PLC(a)	217,254
112,228	GKN PLC(a)	405,607
30,758	Harvey Norman Holdings Ltd(a)(c)	107,025
61,637	Hennes & Mauritz AB Class B(a)	1,813,411
1,743	Hermes International(a)	649,755
16,700	Hino Motors Ltd(a)	166,331
105,300	Honda Motor Co Ltd(a)	2,641,478
3,300	Hoshizaki Electric Co Ltd(a)	323,051
4,168	Hugo Boss AG(a)(c)	236,960
10,056	Iida Group Holdings Co Ltd(a)	205,938
70,816	Inditex SA(a)	2,379,000
12,527	InterContinental Hotels Group PLC(a)	461,834
53,229	International Consolidated Airlines Group SA(a)	263,553
22,900	Isetan Mitsukoshi Holdings Ltd(a)	203,828
39,000	Isuzu Motors Ltd(a)	480,362
95,900	ITOCHU Corp(a)(b)	1,173,165
16,600	J Front Retailing Co Ltd(a)	172,115
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
7,200	Japan Airlines Co Ltd(a)	$ 231,643
7,255	Jardine Cycle & Carriage Ltd(a)	198,467
14,900	JTEKT Corp(a)	168,884
4,883	Kering (a)	786,079
150,784	Kingfisher PLC(a)	647,433
7,500	Koito Manufacturing Co Ltd(a)(c)	345,333
4,300	Lawson Inc(a)	343,290
382,000	Li & Fung Ltd(a)	185,230
10,989	Luxottica Group SpA(a)	535,580
18,031	LVMH Moet Hennessy Louis Vuitton SE(a)	2,717,910
102,171	Marks & Spencer Group PLC(a)	437,415
103,300	Marubeni Corp(a)	466,682
14,500	Marui Group Co Ltd(a)	195,198
37,000	Mazda Motor Corp(a)	489,632
4,500	McDonald's Holdings Co Japan Ltd(a)	122,232
12,387	Melco Crown Entertainment Ltd ADR(b)	155,828
45,603	Merlin Entertainments PLC(a)(d)	268,648
70,000	MGM China Holdings Ltd(a)	91,399
97,700	Mitsubishi Corp(a)	1,720,237
6,000	Mitsubishi Logistics Corp(a)(c)	83,942
47,100	Mitsubishi Motors Corp(a)	217,429
110,400	Mitsui & Co Ltd(a)	1,317,864
11,318	Mobileye NV(b)(c)	522,213
9,480	Next PLC(a)	626,275
17,000	NGK Insulators Ltd(a)	343,693
11,600	NGK Spark Plug Co Ltd(a)(b)	175,099
11,300	NHK Spring Co Ltd(a)	91,709
7,400	Nintendo Co Ltd(a)	1,063,374
160,400	Nissan Motor Co Ltd(a)	1,431,461
5,200	Nitori Holdings Co Ltd(a)	630,677
7,000	NOK Corp(a)(c)	119,039
7,116	Nokian Renkaat OYJ(a)	255,052
14,100	Oriental Land Co Ltd(a)	912,966
5,120	Paddy Power Betfair PLC(a)	538,096
143,300	Panasonic Corp(a)	1,232,887
7,542	Pandora A/S(a)	1,027,216
19,491	Persimmon PLC(a)	377,704
30,828	Peugeot SA(a)(c)	369,509
9,800	Porsche Automobil Holding SE(a)	452,976
31,289	Qantas Airways Ltd(a)	66,280
12,515	Renault SA(a)	944,856
20,055	Rexel SA(a)	252,140
11,014	Ryanair Holdings PLC(a)	139,063
1,600	Ryohin Keikaku Co Ltd(a)	389,916
161,600	Sands China Ltd(a)	546,841
3,000	Sankyo Co Ltd(a)	112,479
10,739	Schaeffler AG(a)	141,847
13,300	Sega Sammy Holdings Inc(a)	143,242
28,100	Sekisui Chemical Co Ltd(a)	346,215
38,200	Sekisui House Ltd(a)	668,962
96,000	Shangri-La Asia Ltd(a)	96,384
1,500	Shimamura Co Ltd(a)	223,180
4,800	Shimano Inc(a)	733,908
Shares		Fair Value
Consumer, Cyclical — (continued)
37,000	Singapore Airlines Ltd(a)	$ 293,814
132,000	SJM Holdings Ltd(a)	80,823
6,219	Sodexo SA(a)	666,241
82,000	Sony Corp(a)	2,415,882
9,300	Stanley Electric Co Ltd(a)	198,614
77,400	Sumitomo Corp(a)	780,184
47,900	Sumitomo Electric Industries Ltd(a)	633,978
10,800	Sumitomo Rubber Industries Ltd(a)	144,589
2,400	Sundrug Co Ltd(a)	225,348
24,200	Suzuki Motor Corp(a)	655,286
5,197	Swatch Group AG(a)	774,905
48,670	Tabcorp Holdings Ltd(a)	167,657
18,000	Takashimaya Co Ltd(a)	128,926
88,891	Tatts Group Ltd(a)	255,805
207,694	Taylor Wimpey PLC(a)	368,190
7,100	Toho Co Ltd(a)	196,609
3,800	Toyoda Gosei Co Ltd(a)(c)	67,675
10,600	Toyota Industries Corp(a)	421,455
173,387	Toyota Motor Corp(a)	8,547,725
13,600	Toyota Tsusho Corp(a)	292,799
15,257	Travis Perkins PLC(a)	300,817
2,400	Tsuruha Holdings Inc(a)	290,613
31,250	TUI AG(a)	355,478
14,800	USS Co Ltd(a)	244,594
15,603	Valeo SA(a)	692,684
2,027	Volkswagen AG(a)	268,706
100,479	Volvo AB Class B(a)	998,190
11,823	Whitbread PLC(a)	553,034
56,367	William Hill PLC(a)	194,084
16,428	Wolseley PLC(a)	850,486
109,200	Wynn Macau Ltd(a)	158,240
45,000	Yamada Denki Co Ltd(a)	237,547
10,800	Yamaha Corp(a)	291,097
17,800	Yamaha Motor Co Ltd(a)	271,534
5,500	Yokohama Rubber Co Ltd(a)	68,981
45,500	Yue Yuen Industrial Holdings Ltd(a)	180,331
5,510	Zalando SE(a)(b)(c)(d)	145,831
		90,934,300
Consumer, Non-Cyclical — 26.72%
35,842	Abertis Infraestructuras SA(a)	529,657
6,606	Actelion Ltd(a)	1,112,434
10,732	Adecco SA(a)	541,301
16,726	Aggreko PLC(a)	285,843
36,000	Ajinomoto Co Inc(a)	848,195
12,200	Alfresa Holdings Corp(a)(c)	254,884
52,203	Anheuser-Busch InBev NV(a)	6,903,168
5,593	Aryzta AG(a)	206,694
25,000	Asahi Group Holdings Ltd(a)	808,370
32,675	Ashtead Group PLC(a)	466,291
23,296	Associated British Foods PLC(a)	848,560
137,000	Astellas Pharma Inc(a)	2,148,481
82,074	AstraZeneca PLC(a)	4,906,148
27,097	Atlantia SpA(a)	677,020
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,724	Babcock International Group PLC(a)	$ 202,086
153	Barry Callebaut AG(a)	188,381
53,685	Bayer AG(a)	5,391,871
6,404	Beiersdorf AG(a)	606,298
4,100	Benesse Holdings Inc(a)	96,251
103,647	Brambles Ltd(a)	967,690
121,025	British American Tobacco PLC(a)	7,845,164
18,261	Bureau Veritas SA(a)	383,392
5,500	Calbee Inc(a)	230,098
43,096	Capita PLC(a)	555,028
6,787	Carlsberg A/S Class B(a)	647,534
36,130	Carrefour SA(a)	888,644
3,820	Casino Guichard Perrachon SA(a)	212,043
6,564	CHR Hansen Holding A/S(a)	431,093
14,900	Chugai Pharmaceutical Co Ltd(a)	531,009
37,230	Coca-Cola Amatil Ltd(a)	229,821
14,000	Coca-Cola European Partners PLC	501,676
12,579	Coca-Cola HBC AG(a)	254,447
3,552	Cochlear Ltd(a)	324,083
7,768	Coloplast A/S Class B(a)	581,471
4,446	Colruyt SA(a)	246,034
30,049	CSL Ltd(a)	2,534,113
6,500	Cyberdyne Inc(a)(b)(c)	146,513
34,000	Dai Nippon Printing Co Ltd(a)	378,928
38,600	Daiichi Sankyo Co Ltd(a)(b)	937,791
38,122	Danone SA(a)	2,667,890
6,824	Delhaize Group(a)	720,852
163,368	Diageo PLC(a)	4,562,722
37,679	Distribuidora Internacional de Alimentacion SA(a)	219,929
13,196	Edenred (a)	270,204
16,600	Eisai Co Ltd(a)	926,879
13,370	Essilor International SA(a)	1,757,215
62,107	Experian PLC(a)	1,177,470
163,500	First Pacific Co Ltd(a)	118,700
14,208	Fresenius Medical Care AG & Co KGaA(a)	1,237,613
26,414	Fresenius SE(a)	1,940,844
96,870	G4S PLC(a)	237,238
261	Galenica AG(a)	351,849
3,698	Genmab A/S(a)(c)	674,320
13,148	Getinge AB Class B(a)	271,454
316,165	GlaxoSmithKline PLC(a)	6,787,564
518,400	Golden Agri-Resources Ltd(a)	135,640
20,092	Grifols SA(a)	456,419
117,051	Healthscope Ltd(a)	251,886
6,580	Heineken Holding NV(a)	533,125
14,880	Heineken NV(a)	1,364,827
6,863	Henkel AG & Co KGaA(a)	742,360
9,292	Hikma Pharmaceuticals PLC(a)	305,872
4,200	Hisamitsu Pharmaceutical Co Inc(a)	242,178
390,800	Hutchison Port Holdings Trust(a)	178,818
5,505	ICA Gruppen AB(a)(b)	184,501
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
61,854	Imperial Tobacco Group PLC(a)	$ 3,354,117
10,567	Intertek Group PLC(a)	492,212
10,848	ISS A/S(a)	407,997
89,073	J Sainsbury PLC(a)(b)	277,361
71,000	Japan Tobacco Inc(a)	2,861,456
15,529	Jeronimo Martins SGPS SA(a)	244,921
32,800	Kao Corp(a)	1,910,343
10,223	Kerry Group PLC Class A(a)	906,669
10,000	Kikkoman Corp(a)	369,000
53,400	Kirin Holdings Co Ltd(a)(b)	900,653
53,496	Koninklijke Ahold NV(a)	1,181,334
1,900	Kose Corp(a)(c)	161,006
17,600	Kyowa Hakko Kirin Co Ltd(a)	300,182
71	Lindt & Sprungli AG(a)	881,948
16,452	L'Oreal SA(a)	3,149,805
24,750	Marine Harvest ASA(a)	417,465
23,927	Mediclinic International PLC(a)	350,449
11,100	Medipal Holdings Corp(a)(c)	182,493
7,500	MEIJI Holdings Co Ltd(a)	770,665
8,363	Merck KGaA(a)	850,044
11,828	Metro AG(a)	363,785
3,300	Miraca Holdings Inc(a)	143,115
14,100	Mitsubishi Tanabe Pharma Corp(a)	254,761
206,989	Nestle SA(a)	16,037,163
12,000	NH Foods Ltd(a)(c)	293,928
13,425	Nisshin Seifun Group Inc(a)(c)	215,805
3,800	Nissin Foods Holdings Co Ltd(a)	207,522
147,721	Novartis AG(a)	12,192,677
120,511	Novo Nordisk A/S Class B(a)	6,489,867
19,100	Olympus Corp(a)	713,225
26,500	Ono Pharmaceutical Co Ltd(a)	1,154,368
6,982	Orion Oyj Class B(a)	271,111
54,572	Orkla ASA(a)	485,339
25,100	Otsuka Holdings Co Ltd(a)(b)	1,156,680
6,600	Park24 Co Ltd(a)	226,805
13,699	Pernod Ricard SA(a)	1,516,710
1,500	Pola Orbis Holdings Inc(a)	141,165
13,495	Qiagen NV(a)(c)	294,088
9,057	Ramsay Health Care Ltd(a)	489,491
7,272	Randstad Holding NV(a)	290,816
41,279	Reckitt Benckiser Group PLC(a)	4,138,582
18,300	Recruit Holdings Co Ltd(a)	668,574
64,892	RELX NV(a)	1,122,678
72,010	RELX PLC(a)(c)	1,325,066
1,453	Remy Cointreau SA(a)	125,076
45,610	Roche Holding AG(a)	12,035,559
24,649	Ryman Healthcare Ltd(a)(c)	164,524
63,311	SABMiller PLC(a)(c)	3,691,838
76,289	Sanofi (a)	6,338,326
24,600	Santen Pharmaceutical Co Ltd(a)	386,643
13,500	Secom Co Ltd(a)	998,093
21,452	Securitas AB Class B(a)	331,172
48,900	Seven & i Holdings Co Ltd(a)	2,050,285
359	SGS SA(a)	822,380
16,000	Shimadzu Corp(a)	240,533
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,300	Shionogi & Co Ltd(a)	$ 1,055,055
58,243	Shire PLC(a)	3,598,806
24,900	Shiseido Co Ltd(a)	648,838
58,849	Smith & Nephew PLC(a)	998,541
1,841	Societe BIC SA(a)	259,388
4,600	Sohgo Security Services Co Ltd(a)(c)	227,401
25,551	Sonic Healthcare Ltd(a)	414,364
3,308	Sonova Holding AG(a)	439,055
10,700	Sumitomo Dainippon Pharma Co Ltd(a)(b)	185,461
9,100	Suntory Beverage & Food Ltd(a)	411,785
5,160	Suzuken Co Ltd(a)	162,417
39,319	Svenska Cellulosa AB SCA Class B(a)	1,263,346
13,192	Swedish Match AB(a)	460,376
10,100	Sysmex Corp(a)	695,471
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	231,506
46,000	Takeda Pharmaceutical Co Ltd(a)	1,983,897
977	Taro Pharmaceutical Industries Ltd(b)(c)	142,251
28,239	Tate & Lyle PLC(a)	252,296
22,100	Terumo Corp(a)	943,126
526,759	Tesco PLC(a)(c)	1,236,797
59,680	Teva Pharmaceutical Industries Ltd(a)	3,020,419
32,000	Toppan Printing Co Ltd(a)	275,159
6,200	Toyo Suisan Kaisha Ltd(a)	251,491
130,217	Transurban Group(a)	1,172,836
45,686	Treasury Wine Estates Ltd(a)	317,467
8,376	UCB SA(a)	628,935
26,200	Unicharm Corp(a)	588,650
105,754	Unilever NV	4,918,600
83,321	Unilever PLC(a)	3,991,801
73,108	Wesfarmers Ltd(a)	2,204,713
398,500	WH Group Ltd(a)(d)	315,610
8,765	William Demant Holding A/S(a)(c)	170,618
120,900	Wilmar International Ltd(a)	294,307
138,227	WM Morrison Supermarkets PLC(a)	346,822
82,077	Woolworths Ltd(a)	1,290,955
5,600	Yakult Honsha Co Ltd(a)	291,050
8,000	Yamazaki Baking Co Ltd(a)(c)	223,341
		207,427,695
Diversified — 0.64%(e)
62,450	Bollore SA(a)(c)	210,240
175,424	CK Hutchison Holdings Ltd(a)	1,929,745
11,639	Industrivarden AB Class C(a)(c)	189,361
15,779	Jardine Matheson Holdings Ltd(a)	922,499
90,200	Keppel Corp Ltd(a)	372,103
228,000	Noble Group Ltd(a)(c)	34,526
106,857	NWS Holdings Ltd(a)	169,140
36,500	Swire Pacific Ltd Class A(a)	412,495
1,992	Wendel SA(a)	205,941
Shares		Fair Value
Diversified — (continued)
86,300	Wharf Holdings Ltd(a)	$ 526,648
		4,972,698
Energy — 5.24%
72,879	APA Group(a)	506,901
1,200,010	BP PLC(a)	7,023,513
18,101	Caltex Australia Ltd(a)	436,415
5,727	DCC PLC(a)	419,803
164,676	Eni SpA(a)	2,652,476
29,829	Galp Energia SGPS SA(a)	414,873
6,500	Idemitsu Kosan Co Ltd(a)	141,115
62,100	Inpex Corp(a)	485,659
140,000	JX Holdings Inc(a)	546,465
4,454	Koninklijke Vopak NV(a)(b)	221,719
11,956	Lundin Petroleum AB(a)(c)	217,876
8,403	Neste OYJ(a)	301,324
91,313	Oil Search Ltd(a)	461,092
10,131	OMV AG(a)	284,791
14,970	Petrofac Ltd(a)	155,508
72,966	Repsol SA(a)	935,347
273,289	Royal Dutch Shell PLC Class A(a)	7,504,132
243,156	Royal Dutch Shell PLC Class B(a)	6,716,461
399,074	Saipem SpA(a)(c)	159,562
108,531	Santos Ltd(a)	384,177
10,500	Showa Shell Sekiyu KK(a)	98,003
72,543	Statoil ASA(a)	1,253,431
6,825	Technip SA(a)	369,405
17,000	TonenGeneral Sekiyu KK(a)	154,862
143,419	Total SA(a)	6,877,835
14,690	Vestas Wind Systems A/S(a)	998,471
47,687	Woodside Petroleum Ltd(a)	966,963
		40,688,179
Financial — 21.71%
64,584	3i Group PLC(a)	473,429
55,203	Aberdeen Asset Management PLC(a)	207,043
15,203	ABN AMRO Group NV(a)(d)	249,948
25,100	Acom Co Ltd(a)(b)(c)	121,598
13,327	Admiral Group PLC(a)	362,185
118,264	Aegon NV(a)	468,602
7,200	AEON Financial Service Co Ltd(a)	155,901
6,710	Aeon Mall Co Ltd(a)	87,794
11,025	AerCap Holdings NV(c)	370,330
13,390	Ageas (a)	465,429
782,200	AIA Group Ltd(a)	4,703,936
29,668	Allianz SE(a)	4,232,380
190,709	AMP Ltd(a)	743,234
80,000	Aozora Bank Ltd(a)	277,519
132,975	Ascendas REIT(a)	246,100
76,131	Assicurazioni Generali SpA(a)	897,770
12,855	ASX Ltd(a)	442,606
189,616	Australia & New Zealand Banking Group Ltd(a)	3,454,818
261,033	Aviva PLC(a)	1,375,638
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
126,294	AXA SA(a)	$ 2,497,173
3,061	Azrieli Group(a)	130,167
3,285	Baloise Holding AG(a)	365,884
420,550	Banco Bilbao Vizcaya Argentaria SA(a)	2,409,531
334,359	Banco de Sabadell SA(a)(b)	442,779
106,001	Banco Espirito Santo SA(a)(c)	106
209,605	Banco Popular Espanol SA(a)(b)	272,395
937,082	Banco Santander SA(a)(c)	3,636,505
70,173	Bank Hapoalim BM(a)	353,524
89,582	Bank Leumi Le-Israel BM(a)(c)	314,537
76,400	Bank of East Asia Ltd(a)(b)	295,454
1,794,615	Bank of Ireland(a)(c)	369,962
19,000	Bank of Kyoto Ltd(a)	116,540
25,220	Bank of Queensland Ltd(a)	201,212
306,844	Bankia SA(a)	223,374
45,336	Bankinter SA(a)	292,651
1,091,100	Barclays PLC(a)	2,028,600
28,426	Bendigo & Adelaide Bank Ltd(a)	205,818
68,341	BNP Paribas SA(a)	2,997,143
245,000	BOC Hong Kong Holdings Ltd(a)	738,272
63,386	British Land Co PLC REIT(a)	514,228
169,395	CaixaBank SA(a)	373,343
146,200	CapitaLand Commercial Trust REIT(a)(c)	160,802
158,800	CapitaLand Ltd(a)	364,601
151,900	CapitaLand Mall Trust REIT(a)(c)	241,524
35,861	Challenger Ltd(a)(c)	234,289
176,924	Cheung Kong Property Holdings Ltd(a)	1,114,737
44,000	Chiba Bank Ltd(a)(c)	207,933
11,700	Chugoku Bank Ltd(a)(c)	119,379
9,823	CNP Assurances(a)	144,927
67,479	Commerzbank AG(a)	439,449
110,853	Commonwealth Bank of Australia(a)	6,222,208
79,100	Concordia Financial Group Ltd(c)	305,477
72,696	Credit Agricole SA(a)	611,153
8,600	Credit Saison Co Ltd(a)	144,467
121,975	Credit Suisse Group AG(a)	1,299,329
69,500	Dai-ichi Life Insurance Co Ltd(a)	778,010
4,700	Daito Trust Construction Co Ltd(a)	763,103
108,000	Daiwa Securities Group Inc(a)	568,984
45,735	Danske Bank A/S(a)	1,203,763
116,420	DBS Group Holdings Ltd(a)	1,372,703
30,494	Deutsche Annington Immobilien SE(a)(c)	1,113,462
88,987	Deutsche Bank AG(a)(c)	1,230,083
12,401	Deutsche Boerse AG(a)	1,018,806
21,412	Deutsche Wohnen AG(a)	729,041
60,573	Dexus Property Group REIT(a)	411,029
90,876	Direct Line Insurance Group PLC(a)	420,075
63,131	DNB ASA(a)	755,665
Shares		Fair Value
Financial — (continued)
18,603	Erste Group Bank AG(a)	$ 423,555
2,707	Eurazeo SA(a)	160,596
7,453	EXOR SpA(a)	275,133
2,042	Fonciere Des Regions REIT(a)	180,485
56,000	Fukuoka Financial Group Inc(a)	184,646
2,676	Gecina SA(a)(c)	362,461
12,726	Gjensidige Forsikring ASA(a)	212,026
173,000	Global Logistic Properties Ltd(a)	233,559
115,026	Goodman Group REIT(a)	616,944
119,138	GPT Group REIT(a)	484,493
5,296	Groupe Bruxelles Lambert SA(a)	434,304
25,000	Hachijuni Bank Ltd(a)	108,882
51,778	Hammerson PLC REIT(a)	372,590
140,000	Hang Lung Properties Ltd(a)	282,842
49,300	Hang Seng Bank Ltd(a)	845,634
4,074	Hannover Rueck SE(a)	426,865
17,506	Hargreaves Lansdown PLC(a)	291,785
67,825	Henderson Land Development Co Ltd(a)	383,124
31,000	Hiroshima Bank Ltd(a)(c)	103,582
74,100	Hong Kong Exchanges & Clearing Ltd(a)	1,805,488
76,100	Hongkong Land Holdings Ltd(a)	465,752
1,278,036	HSBC Holdings PLC(a)	7,917,329
18,300	Hulic Co Ltd(a)(c)	192,838
40,000	Hysan Development Co Ltd(a)	178,381
2,236	ICADE REIT(a)	157,125
33,544	ICAP PLC(a)	188,698
249,704	ING Groep NV(a)	2,583,427
157,567	Insurance Australia Group Ltd(a)(c)	649,062
59,822	Intesa Sanpaolo RNC(a)(b)(c)	107,093
825,394	Intesa Sanpaolo SpA(a)	1,572,144
64,971	Intu Properties PLC REIT(a)	252,508
42,339	Investec PLC(a)	263,114
29,846	Investor AB Class B(a)	1,002,700
14,100	Iyo Bank Ltd(a)(c)	86,358
34,800	Japan Exchange Group Inc(a)	400,669
25,900	Japan Post Bank Co Ltd(a)	304,549
28,500	Japan Post Holdings Co Ltd(a)	346,713
57	Japan Prime Realty Investment Corp REIT(a)	244,596
84	Japan Real Estate Investment Corp REIT(a)	518,833
171	Japan Retail Fund Investment Corp REIT(a)	436,643
34,000	Joyo Bank Ltd(a)	127,107
14,886	Julius Baer Group Ltd(a)	599,136
16,162	KBC Groep NV(a)(c)	794,865
47,500	Kerry Properties Ltd(a)	117,601
14,559	Kinnevik AB Class B(a)	348,028
14,258	Klepierre REIT(a)	629,141
20,000	Kyushu Financial Group Inc(a)	99,132
51,053	Land Securities Group PLC REIT(a)	709,747
385,838	Legal & General Group PLC(a)	987,270
146,000	Link REIT(a)	998,378
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,170,195	Lloyds Banking Group PLC(a)	$ 3,019,892
20,534	London Stock Exchange Group PLC(a)	697,442
19,693	Macquarie Group Ltd(a)	1,025,110
72,881	Mapfre SA(a)	160,059
178,708	Medibank Private Ltd(a)	396,296
36,406	Mediobanca SpA(a)	209,765
250,802	Mirvac Group REIT(a)	381,432
82,000	Mitsubishi Estate Co Ltd(a)	1,504,109
827,900	Mitsubishi UFJ Financial Group Inc(a)	3,711,354
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)(c)	122,578
57,000	Mitsui Fudosan Co Ltd(a)	1,308,195
8,477	Mizrahi Tefahot Bank Ltd(a)(c)	97,747
1,532,500	Mizuho Financial Group Inc(a)	2,205,358
32,600	MS&AD Insurance Group Holdings Inc(a)	844,670
10,831	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	1,816,313
171,373	National Australia Bank Ltd(a)	3,290,268
62,424	Natixis SA(a)	234,894
346,000	New World Development Co Ltd(a)	352,354
91	Nippon Building Fund Inc REIT(a)	560,564
94	Nippon Prologis REIT Inc(a)	229,640
20,009	NN Group NV(a)	550,819
237,800	Nomura Holdings Inc(a)	845,750
8,400	Nomura Real Estate Holdings Inc(a)	146,783
231	Nomura Real Estate Master Fund Inc REIT(a)	365,169
198,355	Nordea Bank AB(a)(c)	1,682,774
8,200	NTT Urban Development Corp(a)	88,155
321,783	Old Mutual PLC(a)	868,856
84,900	ORIX Corp(a)	1,098,646
200,566	Oversea-Chinese Banking Corp Ltd(a)	1,304,087
2,065	Pargesa Holding SA(a)	136,536
1,137	Partners Group Holding AG(a)	487,279
18,089	Platinum Asset Management Ltd(a)	78,562
33,799	Poste Italiane SpA(a)(b)(d)	224,424
9,875	Provident Financial PLC(a)	304,354
167,010	Prudential PLC(a)	2,832,864
88,667	QBE Insurance Group Ltd(a)	700,435
7,232	Raiffeisen Bank International AG(a)(b)(c)	91,358
3,507	REA Group Ltd(a)	157,387
145,300	Resona Holdings Inc(a)	531,059
227,908	Royal Bank of Scotland Group PLC(a)(c)	516,176
67,402	RSA Insurance Group PLC(a)	451,665
28,937	Sampo OYJ Class A(a)	1,183,422
346,233	Scentre Group REIT(a)	1,282,435
8,266	Schroders PLC(a)	261,102
11,012	SCOR SE(a)	325,572
44,792	Segro PLC REIT(a)	248,217
36,500	Seven Bank Ltd(a)(b)	113,293
Shares		Fair Value
Financial — (continued)
127,000	Shinsei Bank Ltd(a)	$ 185,037
37,000	Shizuoka Bank Ltd(a)(c)	260,577
55,000	Singapore Exchange Ltd(a)	313,297
206,800	Sino Land Co Ltd(a)	340,493
99,905	Skandinaviska Enskilda Banken AB(a)	872,738
49,513	Societe Generale SA Class A(a)	1,549,066
22,950	Sompo Japan Nipponkoa Holdings Inc(a)	610,750
11,100	Sony Financial Holdings Inc(a)	125,506
33,704	St James's Place PLC(a)	355,210
211,259	Standard Chartered PLC(a)	1,602,541
127,743	Standard Life PLC(a)	503,823
158,195	Stockland (a)(c)	560,881
86,900	Sumitomo Mitsui Financial Group Inc(a)	2,509,243
214,860	Sumitomo Mitsui Trust Holdings Inc(a)	699,114
23,000	Sumitomo Realty & Development Co Ltd(a)	623,699
94,000	Sun Hung Kai Properties Ltd(a)	1,134,476
83,143	Suncorp Group Ltd(a)	762,416
158,100	Suntec REIT(a)	208,909
11,100	Suruga Bank Ltd(a)(c)	250,851
97,114	Svenska Handelsbanken AB Class A(a)	1,179,014
58,730	Swedbank AB Class A(a)	1,233,511
81,600	Swire Properties Ltd(a)	217,415
2,041	Swiss Life Holding AG(a)	471,671
4,364	Swiss Prime Site AG(a)	395,067
21,622	Swiss Re AG(a)	1,888,474
38,200	T&D Holdings Inc(a)	324,395
44,000	Tokio Marine Holdings Inc(a)	1,464,808
13,000	Tokyo Tatemono Co Ltd(a)	155,900
31,400	Tokyu Fudosan Holdings Corp(a)	195,891
6,902	Tryg A/S(a)	123,577
238,678	UBS Group AG(a)	3,096,989
6,364	Unibail-Rodamco SE REIT(a)	1,646,336
329,279	UniCredit SpA(a)	724,172
63,006	Unione di Banche Italiane SCpA(a)	173,995
68,421	UnipolSai SpA(a)	103,256
84,200	United Overseas Bank Ltd(a)	1,160,104
186	United Urban Investment Corp REIT(a)	335,053
30,500	UOL Group Ltd(a)(c)	124,326
214,476	Vicinity Centres REIT(a)	535,086
126,967	Westfield Corp REIT(a)	1,019,887
216,557	Westpac Banking Corp(a)	4,802,278
53,000	Wheelock & Co Ltd(a)	248,975
88,589	Worldpay Group PLC(a)(c)(d)	322,320
13,000	Yamaguchi Financial Group Inc(a)(b)	122,932
9,765	Zurich Insurance Group AG(a)	2,415,692
		168,553,358
Industrial — 11.80%(e)
127,031	ABB Ltd(a)	2,514,210
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
12,388	ACS Actividades de Construccion y Servicios SA(a)	$ 339,794
4,231	Aena SA(a)(d)	560,824
2,002	Aeroports de Paris(a)(c)	219,361
38,239	Airbus Group SE(a)	2,191,866
17,745	Alfa Laval AB(a)(b)	279,676
12,400	Alps Electric Co Ltd(a)	235,579
10,286	Alstom SA(a)(c)	237,490
21,500	Amada Holdings Co Ltd(a)	218,271
73,923	Amcor Ltd(a)	831,162
4,766	Andritz AG(a)	225,991
253	AP Moeller - Maersk A/S Class A(a)	318,871
409	AP Moeller - Maersk A/S Class B(a)	534,217
65,000	Asahi Glass Co Ltd(a)	352,748
41,545	Asciano Ltd(a)	275,643
64,875	Assa Abloy AB Class B(a)	1,334,662
43,789	Atlas Copco AB Class A(a)	1,137,294
26,019	Atlas Copco AB Class B(a)	616,711
59,546	Auckland International Airport Ltd(a)	277,001
131,770	Aurizon Holdings Ltd(a)	478,100
204,209	BAE Systems PLC(a)	1,428,221
45,227	Boral Ltd(a)	212,333
5,998	Boskalis Westminster NV(a)	204,668
13,994	Bouygues SA(a)	400,906
15,700	Brother Industries Ltd(a)	168,403
14,900	Casio Computer Co Ltd(a)	214,563
9,400	Central Japan Railway Co(a)	1,671,917
44,000	Cheung Kong Infrastructure Holdings Ltd(a)	379,371
30,550	Cie de Saint-Gobain(a)	1,158,021
6,876	CIMIC Group Ltd(a)	185,636
65,991	CNH Industrial NV(a)	478,678
100,750	Cobham PLC(a)	212,129
132,000	ComfortDelGro Corp Ltd(a)	271,079
53,084	CRH PLC(a)	1,546,893
15,200	Daikin Industries Ltd(a)	1,277,481
62,514	Deutsche Post AG(a)	1,761,184
12,705	DSV A/S(a)	534,222
21,700	East Japan Railway Co(a)	2,011,011
3,704	Eiffage SA(a)(c)	263,319
12,700	FANUC Corp(a)	2,065,950
30,839	Ferrovial SA(a)(c)	603,768
26,809	Finmeccanica SpA(a)(c)	271,112
46,330	Fletcher Building Ltd(a)	284,978
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	128,017
32,000	Fuji Electric Co Ltd(a)	133,233
28,000	FUJIFILM Holdings Corp(a)	1,086,412
12,238	GEA Group AG(a)(c)	577,653
2,434	Geberit AG(a)	921,908
30,954	Groupe Eurotunnel SE(a)	326,959
8,900	Hamamatsu Photonics KK(a)	249,726
78,000	Hankyu Hanshin Holdings Inc(a)(c)	581,611
9,222	HeidelbergCement AG(a)	694,715
17,149	Hexagon AB Class B(a)	627,584
1,980	Hirose Electric Co Ltd(a)(c)	243,473
Shares		Fair Value
Industrial — (continued)
7,600	Hitachi Construction Machinery Co Ltd(a)	$ 110,930
4,600	Hitachi High-Technologies Corp(a)	125,892
312,000	Hitachi Ltd(a)	1,307,235
1,345	HOCHTIEF AG(a)	173,655
29,461	Holcim Ltd(a)	1,232,576
26,300	Hoya Corp(a)(b)	939,331
29,112	Husqvarna AB Class B(a)	216,782
95,000	IHI Corp(a)	256,072
2,215	Imerys SA(a)	141,331
18,204	IMI PLC(a)	235,790
28,568	James Hardie Industries PLC(a)	442,444
3,100	Japan Airport Terminal Co Ltd(a)(b)	112,472
14,000	JGC Corp(a)	200,419
59,000	Kajima Corp(a)	409,857
15,000	Kamigumi Co Ltd(a)	138,642
97,000	Kawasaki Heavy Industries Ltd(a)	273,505
33,000	Keihan Electric Railway Co Ltd(a)(c)	228,669
30,000	Keikyu Corp(a)	301,893
37,000	Keio Corp(a)(c)	349,016
19,000	Keisei Electric Railway Co Ltd(a)(c)	244,906
2,990	Keyence Corp(a)	2,040,162
118,000	Kintetsu Group Holdings Co Ltd(a)	504,974
60,500	Komatsu Ltd(a)	1,050,986
22,092	Kone OYJ Class B(a)	1,019,558
30,000	Konica Minolta Inc(a)	218,537
60,448	Koninklijke Philips NV(a)	1,501,310
67,800	Kubota Corp(a)	917,017
3,526	Kuehne + Nagel International AG(a)	494,027
7,500	Kurita Water Industries Ltd(a)	167,188
20,700	Kyocera Corp(a)	984,964
17,540	Legrand SA(a)	897,900
37,386	Lend Lease Group(a)	355,136
17,600	LIXIL Group Corp(a)	289,025
3,300	Mabuchi Motor Co Ltd(a)	139,771
7,900	Makita Corp(a)	524,537
2,533	MAN SE Class A(a)	258,517
4,000	Maruichi Steel Tube Ltd(a)	139,801
53,087	Meggitt PLC(a)	288,482
7,962	Metso OYJ(a)	187,186
19,000	Minebea Co Ltd(a)	129,084
125,000	Mitsubishi Electric Corp(a)	1,492,294
209,000	Mitsubishi Heavy Industries Ltd(a)	840,435
71,000	Mitsui OSK Lines Ltd(a)	150,982
94,065	MTR Corp Ltd(a)	477,217
12,500	Murata Manufacturing Co Ltd(a)	1,401,433
7,900	Nabtesco Corp(a)	188,495
59,000	Nagoya Railroad Co Ltd(a)	332,432
168,000	NEC Corp(a)	391,417
15,500	Nidec Corp(a)	1,179,907
21,700	Nikon Corp(a)	293,814
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
26,000	Nippon Electric Glass Co Ltd(a)	$ 108,537
53,000	Nippon Express Co Ltd(a)	242,195
98,000	Nippon Yusen KK(a)	172,405
28,700	NSK Ltd(a)	210,082
42,600	Obayashi Corp(a)	453,558
41,000	Odakyu Electric Railway Co Ltd(a)	480,764
12,900	Omron Corp(a)	421,066
24,040	Orica Ltd(a)	223,633
5,744	OSRAM Licht AG(a)	298,442
12,458	Prysmian SpA(a)	273,444
46,333	Rexam PLC(a)(b)	404,029
2,300	Rinnai Corp(a)	203,235
117,974	Rolls-Royce Holdings PLC(a)	1,125,273
55,599	Royal Mail PLC(a)	373,173
20,206	Safran SA(a)	1,360,714
70,408	Sandvik AB(a)	704,920
4,262	Schindler Holding AG(a)	772,918
36,239	Schneider Electric SE(a)	2,114,218
11,100	Seibu Holdings Inc(a)	188,004
69,000	Sembcorp Industries Ltd(a)	146,119
38,000	Sembcorp Marine Ltd(a)	44,219
39,000	Shimizu Corp Class A(a)	365,391
49,663	Siemens AG(a)	5,096,499
140	Sika AG(a)	587,028
94,100	Singapore Technologies Engineering Ltd(a)	221,501
21,783	Skanska AB Class B(a)	456,114
26,830	SKF AB Class B(a)	429,896
3,700	SMC Corp(a)	910,297
24,610	Smiths Group PLC(a)	379,976
37,000	Sumitomo Heavy Industries Ltd(a)(b)	162,537
72,922	Sydney Airport(a)	380,773
82,000	Taiheiyo Cement Corp(a)	194,223
69,000	Taisei Corp(a)	566,952
91,000	Techtronic Industries Co Ltd(a)	380,016
31,156	Tenaris SA(a)	450,303
6,709	Thales SA(a)	557,146
7,700	THK Co Ltd(a)(c)	131,242
69,000	Tobu Railway Co Ltd(a)(c)	378,708
68,000	Tokyu Corp(a)	597,019
263,000	Toshiba Corp(a)(b)(c)	716,413
9,600	TOTO Ltd(a)	383,609
11,100	Toyo Seikan Group Holdings Ltd(a)(c)	212,099
32,428	Vinci SA(a)	2,288,352
9,703	Wartsila OYJ Abp(a)	395,897
14,829	Weir Group PLC(a)	286,202
10,900	West Japan Railway Co(a)	690,769
23,900	Yamato Holdings Co Ltd(a)	548,768
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	96,515
15,000	Yaskawa Electric Corp(a)	195,846
14,300	Yokogawa Electric Corp(a)	161,262
9,978	Zardoya Otis SA(a)(b)	94,226
Shares		Fair Value
Industrial — (continued)
12,926	Zodiac Aerospace(a)	$ 301,545
		91,592,682
Technology — 3.00%
28,448	Amadeus IT Holding SA Class A(a)	1,253,389
91,122	ARM Holdings PLC(a)	1,382,902
16,900	ASM Pacific Technology Ltd(a)	121,519
23,825	ASML Holding NV(a)	2,345,301
5,818	Atos SE(a)	479,690
69,300	Canon Inc(a)	1,978,529
10,522	Cap Gemini SA(a)	907,977
8,443	Check Point Software Technologies Ltd(b)(c)	672,738
28,883	Computershare Ltd(a)	199,724
8,459	Dassault Systemes(a)	637,777
122,000	Fujitsu Ltd(a)	448,633
4,991	Gemalto NV(a)(b)	302,376
32,900	GungHo Online Entertainment Inc(a)(b)	89,147
72,592	Infineon Technologies AG(a)	1,050,876
3,654	Ingenico Group(a)	423,519
6,300	Konami Corp(a)	240,344
11,300	Nexon Co Ltd(a)	167,240
7,930	Nomura Research Institute Ltd(a)	290,835
8,500	NTT Data Corp(a)	401,441
19,063	NXP Semiconductors NV(c)	1,493,395
4,100	Obic Co Ltd(a)	225,690
2,600	Oracle Corp Japan(a)	138,640
3,600	Otsuka Corp(a)	168,341
43,500	Ricoh Co Ltd(a)	377,079
6,000	Rohm Co Ltd(a)	236,821
68,532	Sage Group PLC(a)	591,905
63,803	SAP SE(a)	4,791,955
18,000	Seiko Epson Corp(a)	288,569
44,240	STMicroelectronics NV(a)	258,292
8,100	TDK Corp(a)	453,408
10,300	Tokyo Electron Ltd(a)	870,440
		23,288,492
Utilities — 3.82%
42,836	AGL Energy Ltd(a)	622,113
114,571	AusNet Services(a)	141,108
363,622	Centrica PLC(a)	1,099,108
41,000	Chubu Electric Power Co Inc(a)	583,472
19,100	Chugoku Electric Power Co Inc(a)(c)	242,821
106,000	CLP Holdings Ltd(a)	1,082,810
43,089	Contact Energy Ltd(a)	159,968
144,402	Duet Group(a)	270,841
129,840	E.ON SE(a)	1,310,717
145,269	EDP - Energias de Portugal SA(a)	444,753
8,900	Electric Power Development Co Ltd(a)	207,355
16,672	Electricite de France SA(a)	202,153
14,959	Enagas SA(a)	457,004
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
21,377	Endesa SA(a)(b)	$ 428,942
496,214	Enel SpA(a)(c)	2,202,926
29,165	Fortum OYJ(a)(c)	468,580
23,515	Gas Natural SDG SA(a)(b)	467,424
94,271	GDF Suez(a)	1,513,684
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(d)	167,028
10,700	Hokuriku Electric Power Co(a)(c)	132,585
492,297	Hong Kong & China Gas Co Ltd(a)	899,536
354,085	Iberdrola SA(a)	2,415,425
46,300	Kansai Electric Power Co Inc(a)(c)	450,927
27,400	Kyushu Electric Power Co Inc(a)(b)(c)	274,806
77,682	Meridian Energy Ltd(a)	146,606
49,395	Mighty River Power Ltd(a)	106,604
244,207	National Grid PLC(a)	3,589,524
111,397	Origin Energy Ltd(a)	486,708
123,000	Osaka Gas Co Ltd(a)	472,872
89,500	Power Assets Holdings Ltd(a)	822,910
6,875	Red Electrica Corp SA(a)(b)	614,310
32,117	RWE AG(a)(c)	511,472
15,776	Severn Trent PLC(a)	514,550
11,800	Shikoku Electric Power Co Inc(a)	139,776
158,505	Snam SpA(a)	947,615
64,905	SSE PLC(a)	1,350,015
22,218	Suez Environnement Co(a)	346,547
94,294	Terna Rete Elettrica Nazionale SpA(a)	524,758
26,000	Toho Gas Co Ltd(a)	212,751
28,200	Tohoku Electric Power Co Inc(a)	355,899
97,400	Tokyo Electric Power Co Inc(a)(c)	412,493
131,000	Tokyo Gas Co Ltd(a)	540,868
45,324	United Utilities Group PLC(a)	627,602
29,690	Veolia Environnement SA(a)	641,147
		29,611,113
TOTAL COMMON STOCK — 97.96% (Cost $779,994,830)		$ 760,516,430
PREFERRED STOCK
Consumer, Cyclical — 0.22%
3,860	Bayerische Motoren Werke AG(a)	246,063
11,973	Volkswagen AG(a)	1,450,180
		1,696,243
Consumer, Non-Cyclical — 0.18%
11,419	Henkel AG & Co KGaA(a)	1,395,528
TOTAL PREFERRED STOCK — 0.40% (Cost $3,545,055)		$ 3,091,771
Shares		Fair Value
RIGHTS
Diversified — 0.00%(e)
228,000	Noble Group Ltd(c)	$ 12,355
Industrial — 0.00%(e)
12,388	ACS Actividades de Construccion y Servicios SA(c)	8,702
30,798	Ferrovial SA(c)	10,630
		19,332
TOTAL RIGHTS — 0.00%(e) (Cost $80,360)		$ 31,687
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.91%
$14,846,000	Federal Home Loan Bank 0.05%, 07/01/2016	14,846,000
Repurchase Agreements — 1.05%
1,937,005	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $1,937,005 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(f)	1,937,005
1,937,005	Undivided interest of 1.79% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $1,937,005 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(f)	1,937,005
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 407,688	Undivided interest of 1.93% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $407,688 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(f)
		$ 407,688
1,937,005	Undivided interest of 2.32% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $1,937,005 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(f)	1,937,005
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,937,005	Undivided interest of 4.10% in a repurchase agreement (principal amount/value $47,094,362 with a maturity value of $47,094,885) with Barclays Capital Inc, 0.40%, dated 6/30/16 to be repurchased at $1,937,005 on 7/1/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 8/15/16 - 11/15/45, with a value of $48,036,252.(f)
$ 1,937,005
8,155,708
SHORT TERM INVESTMENTS — 2.96% (Cost $23,001,708)	$ 23,001,708
TOTAL INVESTMENTS — 101.32% (Cost $806,621,953)	$ 786,641,596
OTHER ASSETS & LIABILITIES, NET — (1.32)%	$ (10,277,655)
TOTAL NET ASSETS — 100.00%	$ 776,363,941
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $2,787,391 and $2,760,212, respectively, representing 0.36% of net assets.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
MSCI Emerging Markets Index Long	156	USD	12,598,560	September 2016	$243,622
At June 30, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
MEL	USD	367,592	AUD	485,910	July 2016	$5,253
MEL	USD	7,126	AUD	9,431	August 2016	102
MEL	USD	893,420	CHF	850,000	September 2016	18,533
MEL	USD	90,869	EUR	80,405	July 2016	1,622
MEL	USD	362,987	GBP	246,615	July 2016	34,625
MEL	USD	308,089	GBP	207,094	August 2016	32,242
					Net Appreciation	$92,377
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of June 30, 2016.
Country	Fair Value	Percentage of Fund Investments
Japan	$178,175,893	22.65%
United Kingdom	131,442,751	16.71
Switzerland	73,751,886	9.38
France	71,562,756	9.10
Germany	65,875,500	8.38
Australia	56,117,693	7.13
Netherlands	32,041,486	4.07
Hong Kong	25,484,500	3.24
United States	23,545,663	2.99
Spain	22,345,196	2.84
Sweden	21,101,506	2.68
Denmark	15,134,640	1.92
Italy	13,642,463	1.73
Belgium	11,445,678	1.46
Singapore	10,273,779	1.31
Ireland	9,139,206	1.16
Finland	7,463,414	0.95
Israel	5,885,505	0.75
Norway	4,915,117	0.63
Luxembourg	1,997,106	0.25
New Zealand	1,424,120	0.18
Austria	1,279,961	0.16
Portugal	1,104,653	0.14
South Africa	1,076,128	0.14
Mexico	318,481	0.04
China	96,515	0.01
Total	$786,641,596	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $7,535,249 of securities on loan)(a)	$778,485,888
Repurchase agreements, fair value(b)	8,155,708
Cash	672,461
Cash denominated in foreign currencies, fair value(c)	845,381
Margin deposits	780,000
Subscriptions receivable	1,122,138
Variation margin on futures contracts	1,281,338
Unrealized appreciation on forward foreign currency contracts	92,377
Dividends and interest receivable	3,378,007
Total Assets	794,813,298
LIABILITIES:
Payable to investment adviser	222,043
Payable for administrative services fees	47,397
Payable upon return of securities loaned	8,155,708
Redemptions payable	584,271
Payable for investments purchased	9,439,938
Total Liabilities	18,449,357
NET ASSETS	$776,363,941
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,881,945
Paid-in capital in excess of par	782,670,680
Net unrealized depreciation	(19,630,964)
Undistributed net investment income	12,694,826
Accumulated net realized loss	(8,252,546)
NET ASSETS	$776,363,941
NET ASSETS BY CLASS
Initial Class	$165,218,551
Institutional Class	$611,145,390
CAPITAL STOCK:
Authorized
Initial Class	30,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	16,950,285
Institutional Class	71,869,161
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.75
Institutional Class	$8.50
(a) Cost of investments	$798,466,245
(b) Cost of repurchase agreements	$8,155,708
(c) Cost of cash denominated in foreign currencies	$848,316
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$9,271
Income from securities lending	84,242
Dividends	16,948,598
Foreign withholding tax	(1,746,999)
Total Income	15,295,112
EXPENSES:
Management fees	1,285,782
Administrative services fees – Initial Class	280,775
Total Expenses	1,566,557
NET INVESTMENT INCOME	13,728,555
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(395,755)
Net realized loss on futures contracts	(370,973)
Net realized loss on forward foreign currency contracts	(40,742)
Net Realized Loss	(807,470)
Net change in unrealized depreciation on investments and foreign currency translations	(33,406,613)
Net change in unrealized appreciation on futures contracts	40,728
Net change in unrealized appreciation on forward foreign currency contracts	92,377
Net Change in Unrealized Depreciation	(33,273,508)
Net Realized and Unrealized Loss	(34,080,978)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,352,423)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West International Index Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$13,728,555	$14,061,893
Net realized loss	(807,470)	(2,264,287)
Net change in unrealized depreciation	(33,273,508)	(19,085,480)
Net Decrease in Net Assets Resulting from Operations	(20,352,423)	(7,287,874)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	-	(25,868)
Institutional Class	-	(107,283)
From return of capital	0	(133,151)
From net investment income
Initial Class	-	(1,607,584)
Institutional Class	-	(7,475,456)
From net investment income	0	(9,083,040)
From net realized gains
Initial Class	-	(2,286,213)
Institutional Class	-	(8,344,042)
From net realized gains	0	(10,630,255)
Total Distributions	0	(19,846,446)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	57,900,565	186,932,515
Institutional Class	115,738,272	684,860,298
Shares issued in reinvestment of distributions
Initial Class	-	3,919,665
Institutional Class	-	15,926,781
Shares redeemed
Initial Class	(41,300,272)	(683,796,375)
Institutional Class	(42,360,827)	(80,527,206)
Net Increase in Net Assets Resulting from Capital Share Transactions	89,977,738	127,315,678
Total Increase in Net Assets	69,625,315	100,181,358
NET ASSETS:
Beginning of Period	706,738,626	606,557,268
End of Period(a)	$776,363,941	$706,738,626
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	6,037,847	17,216,716
Institutional Class	13,900,765	69,778,704
Shares issued in reinvestment of distributions
Initial Class	-	385,935
Institutional Class	-	1,795,091
Shares redeemed
Initial Class	(4,255,513)	(60,304,693)
Institutional Class	(4,937,572)	(8,667,827)
Net Increase	10,745,527	20,203,926
(a)Including undistributed and (overdistributed) net investment income:	$12,694,826	$(1,033,729)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$10.10	0.17 (b)	(0.52)	(0.35)	-	-	-	(0.00)	$ 9.75	(3.47%) (c)
12/31/2015	$10.48	0.24 (b)	(0.35)	(0.11)	(0.00) (d)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21 (b)	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
12/31/2013	$ 9.63	0.22 (b)	1.81	2.03	-	(0.25)	(0.03)	(0.28)	$11.38	21.13%
12/31/2012	$ 8.33	0.22 (b)	1.27	1.49	-	(0.19)	-	(0.19)	$ 9.63	17.92%
12/31/2011 (e)	$10.00	0.19	(1.67)	(1.48)	(0.00) (d)	(0.19)	-	(0.19)	$ 8.33	(14.77%) (c)
Institutional Class
06/30/2016	$ 8.80	0.16 (b)	(0.46)	(0.30)	-	-	-	(0.00)	$ 8.50	(3.41%) (c)
12/31/2015 (f)	$10.00	0.12 (b)	(1.06)	(0.94)	(0.00) (d)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
06/30/2016	$165,219	0.70% (h)	0.70% (h)	N/A	3.46% (h)	3% (c)
12/31/2015	$153,247	0.70%	0.70%	N/A	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	N/A	1.87%	10%
12/31/2013	$508,268	0.70%	0.70%	2.04%	2.04%	6%
12/31/2012	$327,571	0.70%	0.70%	2.49%	2.49%	7%
12/31/2011 (e)	$156,576	0.70% (h)	0.70% (h)	2.50% (h)	2.50% (h)	4% (c)
Institutional Class
06/30/2016	$611,145	0.35% (h)	0.35% (h)	N/A	3.81% (h)	3% (c)
12/31/2015 (f)	$553,492	0.35% (h)	0.35% (h)	N/A	1.95% (h)	5%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	Initial Class inception date was January 13, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2016

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 9,340,316	$ 751,176,114	$ —	$ 760,516,430
Preferred Stock	—	3,091,771	—	3,091,771
Rights	8,702	22,985	—	31,687
Short Term Investments	—	23,001,708	—	23,001,708
Total investments, at fair value:	9,349,018	777,292,578	0	786,641,596
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	92,377	—	92,377
Futures Contracts(a)	243,622	—	—	243,622
Total Assets	$ 9,592,640	$ 777,384,955	$ 0	$ 786,977,595
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 30, 2016, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	$ 162,734	—
Consumer, Cyclical	$ 145,831	—
Consumer, Non-Cyclical	$ 881,948	—
Financial	$3,698,990	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - June 30, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$808,028,659
Gross unrealized appreciation on investments	92,908,237
Gross unrealized depreciation on investments	(114,295,300)
Net unrealized depreciation on investments	$(21,387,063)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2016

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 158 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $290,012 in forward contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$243,622 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 92,377
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(370,973)	Net change in unrealized appreciation on futures contracts	$40,728
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (40,742)	Net change in unrealized appreciation on forward foreign currency contracts	$92,377

Semi-Annual Report - June 30, 2016

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$92,377	$—	$—	$—	$92,377
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $135,382,116 and $24,428,595, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2016

6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $7,535,249 and received collateral as reported on the Statement of Assets and Liabilities of $8,155,708 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West International Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the sub-advisory agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the sub-adviser to the Board.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered, GWCM’s personnel, experience and resources. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one- and three-year periods ended December 31, 2015. The Board only assessed short-term performance due to the Fund’s inception in January 2011. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that the Fund underperformed its benchmark index for the annualized one- and three-year periods ended December 31, 2015 and the Fund was in the third quartile of its peer group for the same periods (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that underperformance relative to the benchmark was primarily a result of the Fund’s expenses and, therefore, concluded that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the sub-adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds, its Management Fee Less Non-Management Expenses was lower than the average and the same as the median management of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and higher than the median of its peer group and peer universe, the Fund’s total annual operating expense ratio was lower than the average of its peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continues to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016